Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares
Product Information [Line Items]
Exchange rate on the balance sheet date		0.9424		0.8988	0.8988
Income and expense items translated at the average exchange rate		0.9233	0.9070	0.9213	0.9213
Foreign currency exchange rate per share | (per share)				$ 0.12821	$ 1
Employee benefits	$ 1,342,000	$ 1,342,000	$ 1,342,000
Value added tax refundable percentage	13.00%
Concentration risk percentage description	For the Hong Kong operation, as the HK dollar is pegged to the US dollar since 1983, and since May 2005, the US$ 1 is within the range of HK$ 7.75 to HK$ 7.85, management considered that the foreign currency risk for the Hong Kong dollar is limited under the pegging arrangement.
Vendor Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage description	the five and ten largest vendors accounted for 59% and 79% of the Company’s total purchases respectively	the five and ten largest vendors accounted for 58.61% and 79.43% of the Company’s total purchases respectively. For the year ended December 31, 2024